Stock Compensation (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	2.38%	2.38%
Expected volatility	100.00%	100.00%
Expected forfeiture rate	0.00%	0.00%
Expected term (years)	6 years	6 years
Expected dividend yield	0.00%	0.00%